Fees Summary	Feb. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 260,000
Previously Paid Amount	0.00
Total Fee Amount	35.91
Total Offset Amount	0.00
Net Fee	35.91
Narrative - Max Aggregate Offering Price	$ 260,000
Final Prospectus	true